Cash and Balances Due from Banks (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash and Due from Banks [Abstract]
Cash on Hand and Cash Items	$ 9,063,437	$ 9,271,705
Noninterest-Bearing Deposits with Other Banks	20,180,490	19,108,663
Cash and balances due from banks	29,243,927	28,380,368
Reserve balances	$ 6,065,000	$ 4,183,000